CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	21,124,057	5,291,381
Common stock, shares outstanding (in shares)	21,124,057	5,291,381
Preferred stock Series A
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	10,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Series Seed Convertible Preferred Shares
Convertible Preferred Shares, shares authorized ( in shares)	0	2,139,050
Convertible Preferred Shares, shares issued ( in shares)	0	0
Convertible Preferred Shares, shares outstanding (in shares)	2,139,050	2,139,050
Series Seed-1 Convertible Preferred Shares
Convertible Preferred Shares, shares authorized ( in shares)	0	302,642
Convertible Preferred Shares, shares issued ( in shares)	0	0
Convertible Preferred Shares, shares outstanding (in shares)	302,642	302,642
Series A-1 Convertible Preferred Shares
Convertible Preferred Shares, shares authorized ( in shares)	0	2,467,990
Convertible Preferred Shares, shares issued ( in shares)	0	0
Convertible Preferred Shares, shares outstanding (in shares)	2,467,990	2,467,990
Series B-1 Convertible Preferred Shares
Convertible Preferred Shares, shares authorized ( in shares)	0	2,158,357
Convertible Preferred Shares, shares outstanding (in shares)		2,158,357
Series B-2 Convertible Preferred Shares
Convertible Preferred Shares, shares authorized ( in shares)	0	995,509
Convertible Preferred Shares, shares outstanding (in shares)	995,509	995,509